INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (486,294)	$ (72,066)	$ (153,173)
Foreign	18,451	19,059	1,295
Loss before taxes on income	$ (467,843)	$ (53,007)	$ (151,878)